Other Operating Expenses	12 Months Ended
Oct. 31, 2025
Other Operating Expenses [Abstract]
OTHER OPERATING EXPENSES
9.	OTHER OPERATING EXPENSES

	Year ended October 31,		Six months ended October 31,	Year ended April 30,
	2025	2024	2023	2023
	US$	US$	US$	US$
Advertising and promotion expense	792	313	177	655
Bank charges	112	24	12	35
IT related costs	637	3	4	21
Legal and professional related fee	2,338	919	1,338	2,891
Management fee expenses	1,592	1,865	1,533	1,212
Premises and office expenses	385	58	619	725
Share of losses of joint ventures	-	1,363	1,366	404
Travelling expenses	310	-	-	27
Others	1,189	1,104	417	34
	7,355	5,649	5,466	6,004